UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-772
                                   ------------


                            AXP EQUITY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   8/31
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                         RIVERSOURCE MID CAP GROWTH FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Mid Cap Growth Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (99.0%)
Issuer                                         Shares                 Value(a)

Biotechnology (8.1%)
Biogen Idec                                   412,679(b)           $17,394,420
Gilead Sciences                               492,654(b)            21,184,122
Invitrogen                                    479,351(b,d)          40,615,410
MedImmune                                     935,555(b)            28,001,161
OSI Pharmaceuticals                           246,521(b)             8,085,889
Techne                                        832,181(b)            47,409,352
Total                                                              162,690,354

Capital Markets (5.3%)
Investors Financial Services                  580,125               20,373,990
Legg Mason                                    565,305(d)            59,091,332
T Rowe Price Group                            428,132               26,972,316
Total                                                              106,437,638

Chemicals (2.1%)
Sigma-Aldrich                                 682,975               42,617,640

Commercial Services & Supplies (5.2%)
Cintas                                        756,523               31,206,574
Robert Half Intl                            1,547,367               52,115,320
Strayer Education                             202,898               20,476,466
Total                                                              103,798,360

Communications Equipment (0.9%)
Juniper Networks                              796,107(b)            18,103,473

Computers & Peripherals (1.0%)
Network Appliance                             842,011(b)            19,989,341

Construction Materials (1.8%)
Martin Marietta Materials                     509,157               36,822,234

Electrical Equipment (1.7%)
American Power Conversion                   1,306,116               34,181,056

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Energy Equipment & Services (6.0%)
BJ Services                                   409,384              $25,823,943
ENSCO Intl                                    870,333               35,561,806
Nabors Inds                                   407,023(b,c)          27,270,541
Noble                                         393,249               28,038,654
Tidewater                                      77,599                3,456,259
Total                                                              120,151,203

Food & Staples Retailing (3.9%)
Whole Foods Market                            608,469(d)            78,650,703

Health Care Equipment & Supplies (7.2%)
Biomet                                        750,167               27,673,661
Diagnostic Products                         1,174,843               63,441,521
Kinetic Concepts                              533,087(b)            29,213,168
St. Jude Medical                              525,644(b)            24,127,060
Total                                                              144,455,410

Health Care Providers & Services (9.2%)
Dendrite Intl                               1,973,278(b,g)          35,736,065
Express Scripts                               607,244(b)            35,135,138
Health Management  Associates Cl A          1,677,566               40,798,404
Lincare Holdings                              911,194(b)            38,579,954
Omnicare                                      650,899               34,204,742
Total                                                              184,454,303

Hotels, Restaurants & Leisure (4.5%)
Brinker Intl                                  536,083(b)            19,915,483
CBRL Group                                    180,904                6,541,489
Cheesecake Factory                          1,166,148(b)            36,931,907
Panera Bread Cl A                             173,314(b)             9,660,522
Starbucks                                     141,176(b)             6,923,271
Station Casinos                               140,263                9,372,374
Total                                                               89,345,046

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Household Durables (0.7%)
Pulte Homes                                   168,290              $14,506,598

Internet Software & Services (0.8%)
Digital River                                 398,710(b)            15,143,006

IT Services (7.6%)
Acxiom                                      1,731,923               34,326,714
Fiserv                                      1,137,208(b)            51,026,523
Paychex                                     1,313,964               44,845,591
VeriFone Holdings                           1,033,497(b)            22,685,259
Total                                                              152,884,087

Machinery (0.9%)
Danaher                                       324,528               17,381,720

Media (3.6%)
Catalina Marketing                          1,255,888               30,065,959
Univision Communications  Cl A                888,319(b)            23,895,781
Westwood One                                  896,503               18,225,906
Total                                                               72,187,646

Oil & Gas (7.3%)
Denbury Resources                             275,389(b)            12,455,844
EOG Resources                                 633,584               40,441,667
Murphy Oil                                    534,810               29,227,367
Newfield Exploration                          580,626(b)            27,417,160
Pogo Producing                                466,413               26,119,128
XTO Energy                                    244,598                9,735,000
Total                                                              145,396,166

Semiconductors & Semiconductor Equipment (5.6%)
Broadcom Cl A                                 481,833(b)            20,959,736
KLA-Tencor                                    311,236               15,798,339
Maxim Integrated Products                     517,763               22,082,592
Microchip Technology                        1,102,786               34,318,700
Novellus Systems                              727,585(b)            19,506,554
Total                                                              112,665,921

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Software (6.7%)
Advent Software                               952,308(b)           $26,245,608
BMC Software                                1,632,048(b)            32,640,960
Fair Isaac                                  1,105,000               45,161,351
Kronos                                        223,785(b)             9,696,604
NAVTEQ                                        419,958(b)            19,544,845
Total                                                              133,289,368

Specialty Retail (4.6%)
Advance Auto Parts                            309,325(b)            18,847,172
Build-A-Bear Workshop                         268,062(b,d)           5,945,615
Chico's FAS                                   328,965(b)            11,418,375
Williams-Sonoma                             1,375,205(b)            55,352,002
Total                                                               91,563,164

Textiles, Apparel & Luxury Goods (1.9%)
Coach                                       1,146,941(b)            38,066,972

Trading Companies & Distributors (2.4%)
Fastenal                                      781,564               47,347,147

Total Common Stocks
(Cost: $1,497,893,786)                                          $1,982,128,556

Short-Term Securities (3.4%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Bryant Park Funding LLC
  09-09-05                3.14%           $10,000,000(f)            $9,992,156
Citibank Credit Card Dakota Nts
  09-01-05                3.57             13,700,000(f)            13,700,000
Fairway Finance LLC
  09-12-05                3.24              5,000,000(f)             4,994,607
Kitty Hawk Funding
  09-13-05                3.26              5,000,000(f)             4,994,117
Old Line Funding
  10-03-05                3.48             10,000,000(f)             9,968,178
Rabobank USA Financial
  09-09-05                3.14             15,000,000               14,988,232
Thames Asset Global Securization
  09-27-05                3.41             10,000,000(f)             9,974,506

Total Short-Term Securities
(Cost: $68,611,265)                                                $68,611,796

Total Investments in Securities
(Cost: $1,566,505,051)(h)                                       $2,050,740,352

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 1.4% of net assets.

(d)   At Aug. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.3% of net assets. 1.1% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $53,623,564 or 2.7% of net assets.

(g) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the three months ended Aug. 31, 2005 are as follows:

      Issuer                    Beginning        Purchase            Sales           Ending           Dividend        Value(a)
                                  cost             cost              cost             cost             income
      Dendrite Intl            $34,217,780          $--           $12,080,431      $22,137,349           $--       $35,736,065

(h) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $1,566,505,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $527,433,000
      Unrealized depreciation                                      (43,198,000)
                                                                   -----------
      Net unrealized appreciation                                 $484,235,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6426-80 D (10/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP EQUITY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 28, 2005